Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
Supplement [Text Block]	apfi_SupplementTextBlock

ARTISAN PARTNERS FUNDS, INC.

ARTISAN GLOBAL VALUE FUND

(the “Fund”)

SUPPLEMENT DATED MAY 2, 2016

TO THE FUND’S PROSPECTUS

CURRENT AS OF THE DATE HEREOF

Effective immediately, the following paragraph replaces the last paragraph under the heading “Principal Investment Strategies” on page 21 of the Fund’s prospectus in its entirety:

The Fund generally invests in U.S. and non-U.S. companies with market capitalizations of at least $2 billion at the time of initial purchase, although the Fund may invest in a company with a lower market capitalization from time to time.

Artisan Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	apfi_SupplementTextBlock

ARTISAN PARTNERS FUNDS, INC.

ARTISAN GLOBAL VALUE FUND

(the “Fund”)

SUPPLEMENT DATED MAY 2, 2016

TO THE FUND’S PROSPECTUS

CURRENT AS OF THE DATE HEREOF

Effective immediately, the following paragraph replaces the last paragraph under the heading “Principal Investment Strategies” on page 21 of the Fund’s prospectus in its entirety:

The Fund generally invests in U.S. and non-U.S. companies with market capitalizations of at least $2 billion at the time of initial purchase, although the Fund may invest in a company with a lower market capitalization from time to time.